Leases - Carrying amounts of right-of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	$ 1,917,235	[1]	$ 1,720,223
Additions	553,331		454,156
Modifications	30,808		69,251
Disposals			(273)
Foreign currency translation effects			(56,771)
Depreciation on right of use assets	(320,443)		(269,351)	[2]	$ (236,417)	[2]
Balance at the end	2,180,931		1,917,235	[1]	1,720,223
Aircraft leases
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	1,862,664		1,674,620
Additions	521,711		437,334
Modifications	25,895		60,239
Foreign currency translation effects			(56,768)
Depreciation on right of use assets	(299,517)		(252,761)
Balance at the end	2,110,753		1,862,664		1,674,620
Spare engine leases
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	34,953		41,567
Additions	1,023		2,928
Modifications	(168)		2,084
Depreciation on right of use assets	(11,627)		(11,626)
Balance at the end	24,181		34,953		41,567
Land and building leases
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	19,618		4,036
Additions	30,597		13,894
Modifications	5,081		6,928
Disposals			(273)
Foreign currency translation effects			(3)
Depreciation on right of use assets	(9,299)		(4,964)
Balance at the end	$ 45,997		$ 19,618		$ 4,036

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.
[2]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.